                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 17, 1999
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                THAT REQUEST WAS DENIED OR CONFIDENTIAL TREATMENT
                          EXPIRED ON SEPTEMBER 30, 1999

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [x]; Amendment Number: 1
  This Amendment (Check only one.): [ ] is a restatement.
                                    [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Chesapeake Partners Management Co., Inc.
Address: 1829 Reisterstown Road
         Suite 220
         Baltimore, Maryland 21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mark D. Lerner
Title: Vice President
Phone: (410) 602-0195

Signature, Place, and Date of Signing:

     /s/ Mark D. Lerner    Baltimore, Maryland    October 7, 1999
        [Signature]           [City, State]           [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $30,525
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
---------------------  --------  ---------  --------  ------------------  ----------  --------  ------------------
                        TITLE                VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
---------------------  --------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
American Bankers        Common   024456105   $3,065    56,300   SH           SOLE               SOLE
Pioneer HiBred          Common   723686101   24,355   625,500   SH           SOLE               SOLE
Fleet Financial Wts     Common   338915119    3,105    68,992   SH           SOLE               SOLE